Borrowings and Derivative Liabilities - Schedule of Contingent Interest Payable (Details) - USD ($) $ in Thousands	Mar. 30, 2025	Dec. 29, 2024
Schedule of Contingent Interest Payable [Line Items]
Total contingent interest payable	$ 2,674	$ 2,830
Contingent interest payable [Member]
Schedule of Contingent Interest Payable [Line Items]
Total contingent interest payable	2,292	2,426
Contingent interest payable – related parties [Member]
Schedule of Contingent Interest Payable [Line Items]
Total contingent interest payable	$ 382	$ 404